Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles	12 Months Ended
Dec. 31, 2017
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net [Abstract]
Intangible Assets and Liabilities, excluding Goodwill [Text Block]	The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

	VOBA	VODA
	(In millions)
2018	$98	$14
2019	$84	$13
2020	$62	$12
2021	$53	$10
2022	$46	$9